LEASE	9 Months Ended
Mar. 31, 2023
LEASE
LEASE

19.   LEASE

Right-of-use leased asset	03/31/2023	06/30/2022
Book value at the beginning of the period/year	15,828,032	3,688,150
Additions of the period/year	970,131	10,429,919
Additions from business combination	3,005,000	—
Disposals	(61,804)	—
Exchange differences	345,534	1,709,963
Book value at the end of the period/year	20,086,893	15,828,032

Depreciation	03/31/2023	06/30/2022
Book value at the beginning of the period/year	3,684,006	2,360,490
Depreciation of the period/year	2,816,343	1,257,538
Disposals	(122,871)	—
Exchange differences	94,633	65,978
Accumulated depreciation at the end of the period/year	6,472,111	3,684,006
Total	13,614,782	12,144,026

Lease liability	03/31/2023	06/30/2022
Book value at the beginning of the period/year	11,751,284	1,140,717
Additions of the period/year	970,131	9,937,271
Additions from business combination	3,245,000	—
Interest expenses, exchange differences and inflation effects	358,768	1,708,060
Payments of the period/year	(2,530,405)	(1,034,764)
Total	13,794,778	11,751,284

Lease Liabilities	03/31/2023	06/30/2022
Non-current	10,658,070	10,338,380
Current	3,136,708	1,412,904
Total	13,794,778	11,751,284

The recognized right-of-use assets relate to the following types of assets:

	03/31/2023	06/30/2022
Machinery and equipment	3,912,540	828,977
Vehicles	1,629,425	1,115,087
Equipment and computer software	885,810	742,382
Land and buildings	13,659,118	13,141,586
	20,086,893	15,828,032

The incremental borrowing rate used was 2.14%.